Legg Mason Western Asset SMASh Series M Fund
Legg Mason Western Asset SMASh Series M Fund ("SMASh Series M Fund")
Investment objective
The fund seeks to maximize total return consisting of capital appreciation and income, consistent with prudent investment management.
Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Shareholders should be aware that, as shown under "Management fees" in the table below, the fund pays no fees under its management and advisory agreements to the fund's manager and subadvisers. However, all fund shareholders are participants in separately managed account programs and pay fees to program sponsors for the costs and expenses of the programs, including fees for investment advice and portfolio execution. When a program participant, alone or with his or her program sponsor, elects to allocate assets to an investment strategy managed or advised by an affiliate of the fund's manager and subadvisers, that affiliate receives a fee from the program sponsor for managing or advising those assets, including assets that may be invested in the fund. In certain cases, a participant will pay a fee for investment advice directly to an affiliate of the fund's manager in its capacity as adviser or subadviser to the participant's managed account.

Shareholder fees (paid directly from your investment) (%)
Shareholder Fees -	Legg Mason Western Asset SMASh Series M Fund SMASh Series M Fund
Maximum sales charge (load) imposed on purchases (as a % of offering price)	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Annual Fund Operating Expenses -		Legg Mason Western Asset SMASh Series M Fund SMASh Series M Fund
Management fees	[1]	none
Distribution and service (12b-1) fees		none
Other expenses		0.09%
Total annual fund operating expenses		0.09%
Expense reimbursement	[2]	(0.09%)
Total annual fund operating expenses after reimbursing expenses		none
[1]	Neither the fund's manager nor either of the fund's subadvisers charges a management fee to the fund. Shareholders should be aware, however, that the fund is an integral part of separately managed account programs, and the fund's manager and the fund's subadvisers will be compensated directly or indirectly by separately managed account program sponsors.
[2]	The manager has agreed to reimburse 100% of the fund's operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses). This arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees' consent.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

• You invest $10,000 in the fund for the time periods indicated

• Your investment has a 5% return each year and the fund's operating expenses remain the same

• You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
Expense Example - (USD $)	1 year	3 years	5 years	10 years
Legg Mason Western Asset SMASh Series M Fund SMASh Series M Fund	none	20	42	107

Portfolio turnover.

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 184% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the fund expects to invest primarily in a combination of U.S. dollar denominated and non-U.S. dollar denominated investment grade (that is, rated in the Baa/BBB categories or above or, if unrated, of comparable quality) debt obligations of U.S. and non-U.S. issuers (including emerging market issuers) and in derivatives and other instruments relating to such investments. The fund intends to invest a substantial portion of its assets in mortgage-related securities, U.S. government securities and money market instruments. The fund also intends to invest in asset-backed and inflation-protected securities and to engage in dollar rolls on mortgage-related securities.

Although the fund may invest in securities of any maturity, the fund's target dollar-weighted average effective duration, as estimated by the fund's subadvisers, is expected to range between 6 months and 10 years. Effective duration seeks to measure the expected sensitivity of market price to changes in interest rates, taking into account the anticipated effects of structural complexities (for example, some bonds can be prepaid by the issuer).

Instead of investing directly in particular securities, the fund may use instruments such as derivatives, including credit default swaps and futures contracts, and synthetic instruments that are intended to provide economic exposure to the securities or the issuers. The fund may use one or more types of these instruments without limit.

The fund may also engage in a variety of transactions using derivatives in order to change the investment characteristics of its portfolio (such as shortening or lengthening duration) and for other purposes.

The fund may borrow money to increase portfolio holdings, to the extent consistent with the fund's fundamental investment restrictions.

The fund is classified as "diversified."

Certain risks

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Market and interest rate risk. The market prices of the fund's securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment may also go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Credit risk. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

Derivatives risk. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Credit default swap contracts involve special risks and may result in losses to the fund. Credit default swaps may be illiquid and difficult to value, and they increase credit risk since the fund has exposure to both the issuer whose credit is the subject of the swap and the counterparty to the swap. Swaps may be difficult to unwind or terminate. The swap market could be disrupted or limited as a result of recent legislation, and these changes could adversely affect the fund.

Leveraging risk. The value of your investment may be more volatile if the fund borrows or uses derivatives or other investments that have a leveraging effect on the fund's portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have had. The fund may also have to sell assets at inopportune times to satisfy its obligations.

Liquidity risk. Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if an expense reimbursement agreement is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund may also lose any premium it paid on the security.

Extension risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Foreign securities and emerging markets risk. Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation may also affect the value of these securities.

Risks are greater for investments in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more advanced countries. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued the security or had used a different valuation methodology.

Cash management and defensive investing risk. Money market instruments or short-term debt securities held by the fund for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. If the fund holds cash uninvested, the fund will not earn income on the cash and the fund's yield will go down. If a significant amount of the fund's assets are used for cash management or defensive investing purposes, it will be more difficult for the fund to achieve its investment objective.

Risk of investing in fewer issuers. To the extent the fund invests in a small number of issuers, the fund will be more susceptible to negative events affecting those issuers.

Portfolio selection risk. The value of your investment may decrease if the portfolio managers' judgment about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, or about interest rates, is incorrect.

These risks are discussed in more detail later in this Prospectus or in the Statement of Additional Information ("SAI").

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year. The table shows the average annual total returns of the fund and also compares the fund's performance with the average annual total returns of an index or other benchmark. The fund makes updated performance information available by calling the fund at 1-877-721-1926.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Total returns (before taxes) (%)

Calendar Years ended December 31 Best quarter (09/30/2009): 8.99 Worst quarter (12/31/2008): (6.13)
Average annual total returns (for periods ended December 31, 2011) (%)
Average Annual Total Returns - Legg Mason Western Asset SMASh Series M Fund	1 year	5 years	Since inception	Inception date
SMASh Series M Fund	5.83%	6.98%	6.90%	Dec. 27, 2006
SMASh Series M Fund Return after taxes on distributions	3.64%	4.63%	4.55%	Dec. 27, 2006
SMASh Series M Fund Return after taxes on distributions and sale of fund shares	3.86%	4.58%	4.52%	Dec. 27, 2006
Barclays Capital U.S. Fixed-Rate Mortgage Backed Securities Index (reflects no deduction for fees, expenses or taxes)	6.32%	6.61%	6.57%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.